EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 1,056.9	$ 845.7	$ 840.3
Weighted average ordinary shares outstanding	107,264,069	110,617,625	116,913,913
Employee stock options, RSUs and PSUs	2,649,720	2,789,271	1,433,836
Diluted weighted average ordinary shares outstanding	109,913,789	113,406,896	118,347,749
Basic earnings per ordinary share	$ 9.85	$ 7.65	$ 7.19
Diluted earnings per ordinary share	$ 9.62	$ 7.46	$ 7.1